Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 47.2%
	Shares	Value ($)
U.S. Large Cap 47.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,147,619	93,462,090
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	5,688,596	205,756,526
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,493,633	93,172,014
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,319,569	82,344,710
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,713,912	70,561,734
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,673,376	84,003,492
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,630,146	82,928,514
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,957,651	165,139,333
Total		877,368,413
Total Equity Funds (Cost $524,200,755)		877,368,413

Exchange-Traded Fixed Income Funds 3.2%

Investment Grade 3.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	294,213	30,015,610
Vanguard Intermediate-Term Corporate Bond ETF	388,200	29,495,436
Total		59,511,046
Total Exchange-Traded Fixed Income Funds (Cost $59,688,339)		59,511,046

Fixed Income Funds 25.6%

Investment Grade 25.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,605,569	84,526,384
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,081,996	28,046,161
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,761,846	40,217,684
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,288,168	27,127,390
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,015,905	119,555,671
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,190,023	98,024,605
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,581,366	78,004,614
Total		475,502,509
Total Fixed Income Funds (Cost $591,137,557)		475,502,509

Residential Mortgage-Backed Securities - Agency 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	57,350,000	48,113,818
10/18/2038- 10/12/2053	3.500%	23,720,000	21,203,223
10/18/2038- 10/12/2053	4.000%	33,800,000	30,894,414
10/12/2053	4.500%	13,050,000	11,981,532
10/12/2053	5.000%	26,750,000	25,236,953
Total Residential Mortgage-Backed Securities - Agency (Cost $139,851,073)			137,429,940

Put Option Contracts Purchased 0.8%
Value ($)
(Cost $12,694,142)	15,020,250

Money Market Funds 22.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	416,248,542	416,123,667
Total Money Market Funds (Cost $416,050,574)		416,123,667
Total Investments in Securities (Cost: $1,743,622,440)		1,980,955,825
Other Assets & Liabilities, Net		(123,327,134)
Net Assets		1,857,628,691
At September 30, 2023, securities and/or cash totaling $16,194,805 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	1,259	12/2023	USD	272,290,225	—	(9,755,129)
U.S. Treasury 2-Year Note	121	12/2023	USD	24,528,024	—	(78,042)
U.S. Treasury 5-Year Note	224	12/2023	USD	23,600,500	—	(248,564)
Total					—	(10,081,735)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(12)	12/2023	USD	(1,365,375)	93,349	—
U.S. Treasury 10-Year Note	(77)	12/2023	USD	(8,320,813)	4,647	—
U.S. Treasury Ultra Bond	(35)	12/2023	USD	(4,154,063)	355,886	—
Total					453,882	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	192,962,250	450	3,700.00	12/20/2024	4,228,222	5,258,250
S&P 500 Index	JPMorgan	USD	192,962,250	450	3,650.00	12/20/2024	3,985,222	4,902,750
S&P 500 Index	JPMorgan	USD	203,682,375	475	3,600.00	12/20/2024	4,480,698	4,859,250
Total							12,694,142	15,020,250
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	296,140,598	431,342,740	(311,379,076)	19,405	416,123,667	—	(10,212)	14,488,600	416,248,542
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	93,766,141	7,165	(7,876,925)	7,565,709	93,462,090	—	4,732,122	—	1,147,619
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	85,031,624	3,670,750	(1,363,373)	(2,812,617)	84,526,384	—	(365,175)	2,024,468	10,605,569
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	207,948,461	15,805	(17,722,702)	15,514,962	205,756,526	—	11,361,170	—	5,688,596
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	28,367,683	1,200,749	(1,409,135)	(113,136)	28,046,161	—	(93,669)	938,966	3,081,996
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,693,642	2,407,501	(1,697,204)	(3,186,255)	40,217,684	—	(546,666)	1,446,824	5,761,846
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	93,676,075	7,165	(12,723,787)	12,212,561	93,172,014	—	1,455,029	—	5,493,633
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	89,922,855	303,125	(3,350,177)	(4,531,093)	82,344,710	—	1,792,805	—	2,319,569
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,538,896	1,343,370	(391,206)	(1,363,670)	27,127,390	—	(68,241)	779,930	3,288,168
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,414,202	6,708,525	(1,504,975)	(6,062,081)	119,555,671	—	(310,422)	4,058,953	14,015,905
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	60,603,908	—	—	9,957,826	70,561,734	—	—	—	1,713,912
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	84,235,324	6,427	(12,759,125)	12,520,866	84,003,492	—	3,135,890	—	1,673,376
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	87,774,625	189,832	(2,656,340)	(2,379,603)	82,928,514	—	1,200,951	—	2,630,146
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	99,046,020	4,303,509	(1,741,319)	(3,583,605)	98,024,605	—	(321,591)	2,510,246	11,190,023
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	78,431,206	3,535,333	(1,453,336)	(2,508,589)	78,004,614	—	(236,432)	2,195,919	8,581,366
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	166,770,972	12,644	(12,863,580)	11,219,297	165,139,333	—	8,101,663	—	4,957,651
Total	1,662,362,232			42,469,977	1,768,994,589	—	29,827,222	28,443,906

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2023

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